RIGHT-OF-USE ASSETS - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 111.3
Depreciation	38.7	$ 34.4	$ 32.5
Balance at end of year	122.9	111.3
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	319.3	271.6
Additions financed with lease obligations	50.9	67.5
Retirement and other	(17.4)	(19.8)
Balance at end of year	352.8	319.3	271.6
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(208.0)	(186.1)
Depreciation	(38.7)	(34.4)
Retirement and other	16.8	12.5
Balance at end of year	$ (229.9)	$ (208.0)	$ (186.1)